General (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions		1 Months Ended
	Dec. 02, 2019	Feb. 01, 2016	Dec. 31, 2019	Apr. 30, 2016	Aug. 31, 2013	Apr. 14, 2010
General (Details) [Line Items]
Shares purchased value			₪ 225
Debentures issued	₪ 100			₪ 148	₪ 180
Equity investment			₪ 267
Bezeq [Member]
General (Details) [Line Items]
Equity interest percentage						30.44%
Business acquisition of shares		115,500,000
Percentage of outstanding shares	11.39%	4.18%
Share price		₪ 8.5
Percentage of ownership interest	60.18%	26.34%
Equity investment, description	In addition, Internet Gold invested NIS 310 for NIS 310 par value of newly issued Series C Debentures of the Company and NIS 35 in for 8,383,234 newly ordinary shares of the Company. Other public shareholders invested an additional NIS 28 as part of an ordinary shares rights issuance which was part of the transaction.
Series D Debenture [Member]
General (Details) [Line Items]
Debentures issued	₪ 58
Series C Debenture [Member]
General (Details) [Line Items]
Debentures repaid	₪ 614